FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4084


                           Hawaiian Tax-Free Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: March 31, 2009

                  Date of reporting period: December 31, 2009


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule
30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

                                            Hawaiian Tax-Free Trust
                                            Schedule of Investments
                                               December 31, 2009
                                                  (unaudited)
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               Principal         Security                                      Moody's/S&P
                Amount           Description                                     Ratings                Value (a)
               ---------         -----------                                   -----------              ---------
Municipal Bonds (94.1%):
General Obligation Bonds (60.6%):

                           City and County of Honolulu, Hawaii
         $      5,000,000  5.000%, 09/01/19 Series F                             Aa2/AA            $    5,657,800
                5,000,000  5.000%, 09/01/20                                      Aa2/AA                 5,622,750
                3,500,000  5.250%, 09/01/26                                      Aa2/AA                 3,933,790
                3,820,000  5.250%, 09/01/27                                      Aa2/AA                 4,267,169
                7,390,000  5.250%, 09/01/28 Series D                             Aa2/AA                 8,204,600
                8,585,000  5.250%, 09/01/30                                      Aa2/AA                 9,400,833
                9,105,000  5.250%, 09/01/31                                      Aa2/AA                 9,917,075

                           City and County of Honolulu, Hawaii, FGIC
                           Insured
                7,720,000  5.000%, 07/01/21                                      Aa2/AA                 8,361,532

                           City and County of Honolulu, Hawaii,  NPFG
                           Insured
                8,500,000  5.000%, 07/01/17                                      Aa2/AA                 9,377,455

                           City and County of Honolulu, Hawaii, NPFG
                           FGIC Insured
                8,270,000  5.000%, 07/01/21                                      Aa2/AA                 8,957,237
                1,000,000  5.000%, 07/01/22                                      Aa2/AA                 1,082,580

                           City and County of Honolulu, Hawaii
                           Refunding, Series A
                8,105,000  5.000%, 07/01/27                                      Aa2/AA                 8,602,161

                           City and County of Honolulu, Hawaii, Series
                           A, Prerefunded to 09/01/11 @100
                5,000,000  5.250%, 09/01/22                                     Aa2/AAA                 5,379,150

                           City and County of Honolulu, Hawaii, Series
                           A, FGIC-TCRS Insured
                1,580,000  6.000%, 01/01/12                                      Aa2/AA                 1,738,269
                3,025,000  5.750%, 04/01/13                                      Aa2/AA                 3,460,540

                           City and County of Honolulu, Hawaii, Series
                           A, AGMC Insured
                3,000,000  5.000%, 07/01/29                                     Aa2/AAA                 3,156,720

                           City and County of Honolulu, Hawaii , Series
                           A, AGMC Insured, Prerefunded to 09/01/11
                           @100, Collateral: U.S. Treasury Obligations
                           & Resolution Funding Corporation
                3,500,000  5.375%, 09/01/18                                     Aaa/AAA                 3,772,615
                2,000,000  5.125%, 09/01/20                                     Aaa/AAA                 2,147,560

                           City and County of Honolulu, Hawaii, Series
                           A, NPFG Insured
                5,000,000  5.000%, 07/01/21                                      Aa2/AA                 5,402,500
                5,000,000  5.000%, 07/01/22                                      Aa2/AA                 5,397,300

                           City and County of Honolulu, Hawaii, Series
                           A, NPFG FGIC Insured , Escrowed to Maturity
                1,715,000  6.000%, 01/01/11                                      Aa2/AA                 1,809,960

                           City and County of Honolulu, Hawaii, Series
                           A, NPFG FGIC Insured, Unrefunded Portion
                    5,000  5.750%, 04/01/11                                      Aa2/AA                     5,311

                           City and County of Honolulu, Hawaii, Series
                           A, Refunding
                2,000,000  5.250%, 04/01/17                                      Aa2/AA                 2,307,520
                5,000,000  5.000%, 04/01/19                                      Aa2/AA                 5,654,700
                3,930,000  5.000%, 04/01/20                                      Aa2/AA                 4,408,085

                           City and County of Honolulu, Hawaii, Series
                           A, NPFG Insured, Prerefunded to 03/01/13
                           @100, Collateral: U.S. Government Securities
                1,885,000  5.250%, 03/01/15                                     Aaa/AAA                 2,137,402
                3,005,000  5.250%, 03/01/17                                     Aaa/AAA                 3,407,370
                1,255,000  5.250%, 03/01/18                                     Aaa/AAA                 1,423,045

                           City and County of Honolulu, Hawaii, Series
                           A 1993, FGIC - TCRS Insured, Escrowed to
                           Maturity, Collateral: U.S. Government
                           Securities
                4,110,000  6.000%, 01/01/11                                     #Aaa/AAA                4,337,571
                  920,000  6.000%, 01/01/12                                     #Aaa/AAA                1,016,195

                           City and County of Honolulu, Hawaii
                           Series A 1994,
                           FGIC Insured, Escrowed to Maturity,
                           Collateral: U.S. Government Securities
                3,995,000  5.750%, 04/01/11                                     #Aaa/NR                 4,259,789
                  775,000  5.750%, 04/01/13                                     Aaa/AAA                   892,459

                           City and County of Honolulu, Hawaii, Series
                           A,
                           Refunded - 1995
                           Escrowed to Maturity,  NPFG  Insured,
                           Collateral: U.S. Government Securities
                1,090,000  6.000%, 11/01/10                                     Aaa/AAA                 1,140,532
                  410,000  6.000%, 11/01/10                                     #Aaa/AAA                  429,008

                           City and County of Honolulu, Hawaii, Series
                           A 2003, NPFG Insured, Unrefunded Portion
                1,115,000  5.250%, 03/01/15                                      Aa2/AA                 1,232,722
                1,775,000  5.250%, 03/01/17                                      Aa2/AA                 1,933,880
                  745,000  5.250%, 03/01/18                                      Aa2/AA                   808,608

                           City and County of Honolulu, Hawaii
                           , Series B,
                           FGIC-TCRS Insured, Unrefunded Portion
                7,310,000  5.500%, 10/01/11                                      Aa2/AA                 7,903,718

                           City and County of Honolulu, Hawaii, Series
                           B,
                           AGMC Insured, Custodial Receipts, Unrefunded
                           Portion
                3,955,000  8.000%, 10/01/10                                     Aa2/AAA                 4,178,418

                           City and County of Honolulu, Hawaii, Series
                           C,  NPFG  Insured
                6,740,000  5.000%, 07/01/18                                      Aa2/AA                 7,388,590

                           City and County of Honolulu, Hawaii,  Series
                           D,  NPFG  Insured
                3,750,000  5.000%, 07/01/19                                      Aa2/AA                 4,079,288
                6,080,000  5.000%, 07/01/21                                      Aa2/AA                 6,569,440

                           City and County of Honolulu, Hawaii, Series
                           F, NPFG  FGIC Insured
                1,000,000  5.250%, 07/01/19                                      Aa2/AA                 1,113,570
                5,335,000  5.250%, 07/01/20                                      Aa2/AA                 5,943,724

                           City and County of Honolulu, Hawaii
                           Refunding, Series F, NPFG  FGIC Insured
                1,500,000  5.000%, 07/01/28                                      Aa2/AA                 1,583,805

                           City and County of Honolulu, Hawaii, Water
                           Utility
                           Refunding and Improvement, Escrowed
                           to Maturity, FGIC Insured, Collateral: U.S.
                           Government Securities
                1,125,000  6.000%, 12/01/12                                     Aaa/AAA                 1,288,665
                1,050,000  6.000%, 12/01/15                                     Aaa/AAA                 1,278,155

                           County of Hawaii, Bond Anticipation Note
                5,000,000  1.250%, 02/24/10                                      A1/AA-                 5,003,922

                           County of Hawaii
                1,890,000  5.500%, 07/15/22                                      A1/AA-                 2,196,766
                2,245,000  5.500%, 07/15/23                                      A1/AA-                 2,600,361
                1,990,000  5.750%, 07/15/24                                      A1/AA-                 2,330,350
                2,370,000  5.750%, 07/15/25                                      A1/AA-                 2,761,998
                3,585,000  6.000%, 07/15/27                                      A1/AA-                 4,194,558

                           County of Hawaii,  NPFG  Insured
                2,010,000  5.250%, 07/15/21                                      A1/AA-                 2,146,459

                           County of Hawaii, FGIC Insured, Prerefunded
                           to 07/15/11 @100
                1,065,000  5.500%, 07/15/14                                      A1/A+                  1,143,586
                1,340,000  5.500%, 07/15/15                                      A1/A+                  1,438,879

                           County of Hawaii, Series A
                1,900,000  5.000%, 07/15/17                                      A1/AA-                 2,147,437

                           County of Hawaii, Series A, CIFG Insured
                1,850,000  5.000%, 07/15/20                                      A1/AA-                 1,977,206

                           County of Hawaii,
                            Series A, NPFG  FGIC Insured
                4,905,000  5.600%, 05/01/11                                      A1/AA-                 5,202,635
                1,000,000  5.600%, 05/01/12                                      A1/AA-                 1,098,880
                1,000,000  5.600%, 05/01/13                                      A1/AA-                 1,130,170

                           County of Hawaii Series A, FGIC Insured,
                           Prerefunded to 07/15/11 @ 100 Collateral:
                           State and Local Government Securities
                1,465,000  5.500%, 07/15/16                                     Aaa/AAA                 1,573,102
                1,025,000  5.125%, 07/15/20                                      A1/A+                  1,094,813

                           County of Hawaii,
                            Series A, AGMC Insured
                1,000,000  5.000%, 07/15/16                                     Aa3/AAA                 1,076,840
                2,000,000  5.000%, 07/15/17                                     Aa3/AAA                 2,140,460
                1,000,000  5.000%, 07/15/18                                     Aa3/AAA                 1,052,380

                           County of Kauai, Hawaii,  NPFG Insured,
                           Prerefunded to 08/01/11 @100, Collateral:
                           State & Local Government Series 100%
                  140,000  5.625%, 08/01/13                                     Aaa/AAA                   151,133
                  560,000  5.625%, 08/01/14                                     Aaa/AAA                   604,531
                  355,000  5.625%, 08/01/17                                     Aaa/AAA                   383,230
                  345,000  5.625%, 08/01/18                                     Aaa/AAA                   372,434
                  805,000  5.500%, 08/01/20                                     Aaa/AAA                   867,444

                           County of Kauai, Hawaii,  NPFG  Insured,
                           Unrefunded Portion
                  985,000  5.625%, 08/01/13                                     Baa1/AA-                1,051,753
                1,060,000  5.625%, 08/01/14                                     Baa1/AA-                1,123,812
                  680,000  5.625%, 08/01/17                                     Baa1/AA-                  708,852
                  655,000  5.625%, 08/01/18                                     Baa1/AA-                  680,637
                1,555,000  5.500%, 08/01/20                                     Baa1/AA-                1,605,180

                           County of Kauai, Hawaii, Series A, NPFG
                           FGIC Insured
                1,000,000  5.000%, 08/01/23                                      A1/AA-                 1,054,050
                1,555,000  5.000%, 08/01/24                                      A1/AA-                 1,634,289
                1,500,000  5.000%, 08/01/25                                      A1/AA-                 1,570,365

                           County of Kauai, Hawaii,
                           Series A, FGIC Insured, Prerefunded to
                            08/01/10 @100, Collateral: State & Local
                           Government Series 100%
                1,010,000  6.250%, 08/01/14                                     Aaa/AAA                 1,044,108
                1,000,000  6.250%, 08/01/15                                     Aaa/AAA                 1,033,770
                1,000,000  6.250%, 08/01/16                                     Aaa/AAA                 1,033,770
                1,275,000  6.250%, 08/01/17                                     Aaa/AAA                 1,318,057
                1,480,000  6.250%, 08/01/20                                      A3/A+                  1,529,980

                           County of Kauai, Hawaii, 2005-Series A,
                           NPFG  FGIC Insured
                1,560,000  5.000%, 08/01/16                                      A1/AA-                 1,713,020
                2,010,000  5.000%, 08/01/17                                      A1/AA-                 2,172,931
                2,060,000  5.000%, 08/01/18                                      A1/AA-                 2,204,324
                1,075,000  5.000%, 08/01/19                                      A1/AA-                 1,140,833

                           County of Kauai, Hawaii
                           Refunding Bonds, Series B & C,
                           AMBAC Insured
                1,300,000  5.950%, 08/01/10                                    NR/NR****                1,332,890

                           County of Maui, Hawaii, NPFG  FGIC Insured
                1,125,000  5.250%, 03/01/18                                      Aa2/AA                 1,155,746

                           County of Maui, Hawaii, NPFG Insured
                1,250,000  3.800%, 03/01/16                                      Aa2/AA                 1,331,188
                1,105,000  5.000%, 03/01/19                                      Aa2/AA                 1,193,842

                           County of Maui, Hawaii, 2001 - Series A,
                           NPFG  Insured, Partially Prerefunded to
                           03/01/11 @100, Collateral: U.S. Government
                           Securities
                  465,000   5.500%, 03/01/18                                     Aaa/AAA                  492,691

                           County of Maui, Hawaii, Series A, NPFG
                           Insured, Unrefunded Balance
                  535,000   5.500%, 03/01/18                                     Aa2/AA                   550,820

                           County of Maui, Hawaii, 2002 - Series A,
                           NPFG  Insured, Prerefunded to 03/01/12 @100,
                           Collateral: U.S. Government Securities
                1,105,000  5.250%, 03/01/15                                     Aaa/AAA                 1,213,732
                1,205,000  5.250%, 03/01/16                                     Aaa/AAA                 1,323,572
                1,000,000  5.250%, 03/01/18                                     Aaa/AAA                 1,098,400
                1,750,000  5.250%, 03/01/19                                     Aaa/AAA                 1,922,200
                1,000,000  5.000%, 03/01/20                                     Aaa/AAA                 1,093,060

                           County of Maui, Hawaii , Series B, NPFG
                           FGIC Insured
                1,065,000   5.250%, 03/01/11                                     Aa2/AA                 1,121,413

                           County of Maui, Hawaii , Series C, NPFG
                           FGIC Insured
                1,020,000  5.250%, 03/01/16                                      Aa2/AA                 1,053,772
                1,250,000  5.250%, 03/01/20                                      Aa2/AA                 1,287,763

                           Puerto Rico Commonwealth Refunding Public
                           Improvement Series A
                5,000,000  5.000%, 07/01/10                                    Baa3/BBB-                5,049,800

                           Puerto Rico Commonwealth Public
                           Improvement,  NPFG  Insured, Econ. Defeased
                           to call, 07/01/10 @100, Collateral:
                           Government Obligations
                1,800,000  5.250%, 07/01/13                                     Aaa/AAA                 1,837,098

                           State of Hawaii, Prerefunded to 08/01/11 @100
                3,230,000  5.250%, 08/01/21                                      Aa2/AA                 3,467,954

                           State of Hawaii, Prerefunded to 02/01/12 @100
                1,050,000  5.500%, 02/01/21                                     Aa2/AAA                 1,153,593

                           State of Hawaii, AMBAC Insured
                5,000,000  5.000%, 07/01/16                                      Aa2/AA                 5,626,150

                           State of Hawaii, AGMC Insured
                1,450,000  5.500%, 02/01/21                                     Aa2/AAA                 1,535,057

                           State of Hawaii, MBIA Insured
                3,895,000  5.000%, 08/01/20                                      Aa2/AA                 4,069,652
                1,770,000  5.250%, 08/01/21                                      Aa2/AA                 1,847,491

                           State of Hawaii, NPFG FGIC Insured
                2,330,000  6.000%, 12/01/12                                      Aa2/AA                 2,658,856

                           State of Hawaii, NPFG  Insured
                5,000,000  5.000%, 10/01/22                                      Aa2/AA                 5,353,750

                           State of Hawaii, Series BZ, NPFG FGIC Insured
                3,700,000  6.000%, 10/01/11                                      Aa2/AA                 4,032,371
                3,500,000  6.000%, 10/01/12                                      Aa2/AA                 3,962,980

                           State of Hawaii,
                            Series CA, NPFG  FGIC Insured
                2,000,000  5.750%, 01/01/11                                      Aa2/AA                 2,102,540

                           State of Hawaii,
                            Series CH
                1,000,000  4.750%, 11/01/11                                      Aa2/AA                 1,073,080

                           State of Hawaii, Series CL, NPFG  FGIC
                           Insured
                2,305,000  6.000%, 03/01/11                                      Aa2/AA                 2,450,515

                           State of Hawaii, Series CM, NPFG FGIC Insured
                3,000,000  6.500%, 12/01/15                                      Aa2/AA                 3,699,120

                           State of Hawaii, Series CU, Prerefunded
                           to10/01/10 @100, NPFG  Insured, Collateral:
                           State & Local Government Series 100%
                3,000,000  5.600%, 10/01/19                                     Aaa/AAA                 3,116,130

                           State of Hawaii , Series CV, Prerefunded to
                           08/01/11 @100
                7,105,000  5.000%, 08/01/20                                      Aa2/AA                 7,600,716

                           State of Hawaii , Series CV, NPFG FGIC
                           Insured
                1,015,000  5.000%, 08/01/21                                      Aa2/AA                 1,058,747

                           State of Hawaii , Series CX, AGMC Insured,
                           Prerefunded 02/01/12 @ 100
                8,725,000  5.500%, 02/01/13                                     Aa2/AAA                 9,595,319
                3,075,000  5.500%, 02/01/16                                     Aa2/AAA                 3,290,127

                           State of Hawaii, Series CZ, Prerefunded to
                           07/01/12 @100
                2,000,000  5.250%, 07/01/15                                     Aa2/AAA                 2,219,160

                           State of Hawaii,
                            Series CZ, AGMC Insured
                           Prerefunded to 07/01/12 @100, Collateral:
                           U.S. Government Securities
                3,000,000  5.250%, 07/01/17                                     Aaa/AAA                 3,328,740

                           State of Hawaii, Series DD  NPFG  Insured
                5,000,000  5.250%, 05/01/23                                      Aa2/AA                 5,410,200

                           State of Hawaii, Series DE, NPFG  Insured
               16,000,000  5.000%, 10/01/21                                      Aa2/AA                17,211,840
                2,500,000  5.000%, 10/01/24                                      Aa2/AA                 2,656,625

                           State of Hawaii, Series DF, AMBAC Insured
                3,500,000  5.000%, 07/01/18                                      Aa2/AA                 3,834,950
               10,000,000  5.000%, 07/01/22                                      Aa2/AA                10,862,400
                5,000,000  5.000%, 07/01/23                                      Aa2/AA                 5,407,700
               10,000,000  5.000%, 07/01/24                                      Aa2/AA                10,768,700
                5,000,000  5.000%, 07/01/25                                      Aa2/AA                 5,374,000

                           State of Hawaii, Series DG, AMBAC Insured,
                           Refunding
                2,000,000  5.000%, 07/01/17                                      Aa2/AA                 2,229,860

                           State of Hawaii, Series DI, AGMC Insured
                5,000,000  5.000%, 03/01/20                                     Aa2/AAA                 5,481,250
                2,750,000  5.000%, 03/01/21                                     Aa2/AAA                 3,001,873
                5,000,000  5.000%, 03/01/22                                     Aa2/AAA                 5,437,650

                           State of Hawaii, Series DJ, AMBAC Insured
                5,000,000  5.000%, 04/01/23                                      Aa2/AA                 5,485,550

                           State of Hawaii, Series DJ, AGMC-CR AMBAC
                           Insured
                5,000,000  5.000%, 04/01/23                                    NR/AAA***                5,485,550

                           State of Hawaii, Series DK
                5,000,000  5.000%, 05/01/12                                      Aa2/AA                 5,465,800
                7,000,000  5.000%, 05/01/19                                      Aa2/AA                 7,880,950

                           State of Hawaii, Series DQ
               10,000,000  5.000%, 06/01/23                                      Aa2/AA                11,141,800

                                                                                               -------------------
                           Total General Obligation Bonds                                             469,117,204
                                                                                               -------------------

 Revenue Bonds (33.5%):

                           Board of Regents, University of Hawaii,
                           University System, Series A, FGIC Insured,
                           Prerefunded to 07/15/12 @100, Collateral:
                           State & Local Government Series 100%
                2,000,000  5.500%, 07/15/19                                     Aaa/AAA                 2,232,360
                2,000,000  5.500%, 07/15/21                                     Aaa/AAA                 2,232,360
                2,000,000  5.500%, 07/15/22                                     Aaa/AAA                 2,232,360
                3,000,000  5.500%, 07/15/29                                     Aaa/AAA                 3,348,540

                           Board of Regents, University of Hawaii,
                           University System, Series B, AGMC Insured
                1,110,000  5.250%, 10/01/12                                     Aa3/AAA                 1,185,802
                1,000,000  5.250%, 10/01/13                                     Aa3/AAA                 1,061,870
                1,140,000  5.250%, 10/01/14                                     Aa3/AAA                 1,204,684
                1,395,000  5.250%, 10/01/15                                     Aa3/AAA                 1,458,026

                           City and County of Honolulu, Hawaii Board of
                           Water Supply & System, AGMC Insured,
                           Prerefunded to 07/01/11 @100, Collateral:
                           U.S. Government Securities
                1,490,000  5.125%, 07/01/21                                     Aaa/AAA                 1,592,363
                5,450,000  5.250%, 07/01/23                                     Aaa/AAA                 5,834,498

                           City and County of Honolulu, Hawaii
                           Wastewater Systems, NPFG Insured
                5,000,000  5.000%, 07/01/32                                      A1/NR                  5,080,200

                           City and County of Honolulu, Hawaii
                           Wastewater Systems, Series A, NPFG  FGIC
                           Insured
                1,825,000  5.000%, 07/01/22                                     Aa3/AA-                 1,951,162

                           City and County of Honolulu, Hawaii
                           Wastewater Systems,
                           Senior Series, AMBAC Insured
                1,810,000  5.500%, 07/01/11                                      Aa3/NR                 1,939,343

                           City and County of Honolulu, Hawaii Board of
                           Water Supply Water Systems, AGMC Insured,
                           Unrefunded Balance
                1,510,000  5.125%, 07/01/21                                     Aa3/AAA                 1,549,411

                           City and County of Honolulu, Hawaii
                           Wastewater Systems, Senior Series A, NPFG
                           FGIC Insured
                3,370,000  5.000%, 07/01/18                                     Aa3/AA-                 3,667,672
                2,000,000  5.000%, 07/01/24                                     Aa3/AA-                 2,122,920

                           City and County of Honolulu, Hawaii
                           Wastewater Systems, First Bond Resolution,
                           Series SR, Prerefunded to 07/01/11 @100,
                           Collateral: State & Local Government Series
                           100%
                1,065,000  5.500%, 07/01/16                                      Aaa/NR                 1,143,246
                3,000,000  5.500%, 07/01/17                                      Aaa/NR                 3,220,410
                2,310,000  5.500%, 07/01/18                                      Aaa/NR                 2,479,716
                2,000,000  5.250%, 07/01/19                                      Aaa/NR                 2,139,560

                           City and County of Honolulu, Hawaii
                           Wastewater System First Bond Resolution,
                           Senior Series A, NPFG  Insured
                1,000,000  5.000%, 07/01/36                                     Aa3/AA-                 1,026,720

                           City and County of Honolulu, Hawaii
                           Wastewater System Second Bond, Junior B-1
                           Remarket 09/15/06, NPFG  Insured
                1,340,000  5.000%, 07/01/18                                      A1/NR                  1,444,440
                1,935,000  5.000%, 07/01/19                                      A1/NR                  2,066,212
                2,035,000  5.000%, 07/01/20                                      A1/NR                  2,163,388
                5,015,000  5.000%, 07/01/32                                      A1/NR                  5,095,441

                           City and County of Honolulu, Hawaii Water,
                           NPFG  FGIC Insured
                2,545,000  4.750%, 07/01/19                                      Aa3/AA                 2,668,458

                           Hawaii State
                1,145,000  5.350%, 07/01/18                                    Baa1/BBB+                1,148,630

                           Hawaii State
                1,000,000  5.250%, 01/01/17                                     Aa3/AA+                 1,159,290
                1,000,000  5.250%, 01/01/18                                     Aa3/AA+                 1,160,270
                5,220,000  6.000%, 01/01/23                                     Aa3/AA+                 6,308,266

                           Hawaii State Department of Budget and
                           Finance Special Purpose Revenue Linked
                           Certificates  (Kapiolani Health Care)
                4,120,000  6.400%, 07/01/13                                    Baa1/BBB+                4,140,188

                           Hawaii State Department of Budget and
                           Finance Special Purpose Revenue PAC Health,
                           Series B, LOC: Bank of Nova Scotia VRDO*,
                           weekly reset
                1,500,000  0.220%, 07/01/33                                     Aaa/AAA                 1,500,000

                           Hawaii State Department of Budget and
                           Finance Special Purpose Revenue Refunding
                           Queens Health System, Series A VRDO*, weekly
                           reset
               19,900,000  0.300%, 07/01/29                                    VMIG1/A-1               19,900,000

                           Hawaii State Department of Budget and
                           Finance
                           Special Purpose Revenue (Hawaiian
                           Electric Company, Inc.), Series A,
                           AMBAC Insured
                4,965,000  5.500%, 12/01/14                                     Baa1/BBB                5,025,126

                           Hawaii State Department of Budget and
                           Finance Special Purpose Revenue (Hawaiian
                           Electric Company, Inc.), Series A,  NPFG
                           Insured
                4,125,000  4.950%, 04/01/12                                      Baa1/A                 4,286,618

                           Hawaii State Department of Budget and
                           Finance of
                           the State of Hawaii Special Purpose Revenue
                            (Hawaiian Electric
                           Company, Inc. and Subsidiaries
                           Projects), Series A-AMT, NPFG  Insured
                5,700,000  5.650%, 10/01/27                                      Baa1/A                 5,680,506

                           Hawaii State Department of Budget & Finance,
                           Special Purpose Revenue (Hawaiian Electric
                           Co.) Series B-AMT, AMBAC Insured
                1,000,000  5.750%, 12/01/18                                     Baa1/BBB                1,005,870

                           Hawaii State Department of Budget and
                           Finance Special Purpose Revenue (Hawaiian
                           Electric Company, Inc., and Subsidiaries
                           Projects), Series B-AMT, Syncora Guarantee
                           Inc. Insured
                1,000,000  5.000%, 12/01/22                                     Baa1/BBB                  955,960

                           Hawaii State Department of Budget and
                           Finance
                           Special Purpose Revenue (Hawaiian
                           Electric Company, Inc.), Series
                           D-AMT, AMBAC Insured
                2,500,000  6.150%, 01/01/20                                     Baa1/BBB                2,509,650

                           Hawaii State Department of Hawaiian Home
                           Lands
                  605,000  4.000%, 04/01/11                                      A2/NR                    618,939
                  575,000  4.000%, 04/01/12                                      A2/NR                    593,751
                  730,000  4.500%, 04/01/14                                      A2/NR                    767,281
                  500,000  5.000%, 04/01/15                                      A2/NR                    530,900
                  715,000  5.000%, 04/01/17                                      A2/NR                    743,092
                1,000,000  5.500%, 04/01/20                                      A2/NR                  1,049,370

                           Honolulu, Hawaii City & County Wastewater
                           Systems Revenue, 1st Board Resolution-Senior
                           Series A
                2,455,000  5.000%, 07/01/21                                     Aa3/AA-                 2,741,670
                2,800,000  5.000%, 07/01/22                                     Aa3/AA-                 3,112,648
                3,300,000  5.000%, 07/01/23                                     Aa3/AA-                 3,651,681
                2,500,000  5.000%, 07/01/24                                     Aa3/AA-                 2,747,500

                           Honolulu, Hawaii City & County Wastewater
                           Systems Revenue, 2nd BD Resolution-JR-Series
                           A
                1,155,000  4.000%, 07/01/13                                      A1/A+                  1,243,323
                1,000,000  4.000%, 07/01/14                                      A1/A+                  1,078,710
                1,000,000  5.000%, 07/01/20                                     Aa3/AA-                 1,121,910

                           Illinois Finance Authority Revenue
                           University Chicago VRDO* weekly reset
                5,000,000  0.250%, 08/01/43                                    VMIG1/A-1                5,000,000

                           Puerto Rico Commonwealth Highway &
                           Transportation Authority Revenue, Series G,
                           FGIC Insured
                1,000,000  5.250%, 07/01/15                                     Baa3/BBB                1,034,370

                           Puerto Rico Commonwealth Public
                           Finance Corporation Revenue Bonds, Series
                            A, Prerefunded to 08/01/11 @100,
                            NPFG Insured, Collateral: 38% U.S.
                           Treasury; 62% U.S. Government Securities
                5,000,000  5.500%, 08/01/17                                     Aaa/AAA                 5,363,300

                           Puerto Rico Electric Power Authority Power
                           Revenue Bonds Series QQ, Syncora Guarantee
                           Inc. Insured
                3,195,000  5.500%, 07/01/16                                     A3/BBB+                 3,472,102

                           Puerto Rico Electric Power Authority Power
                           Revenue Series TT
                5,000,000  5.000%, 07/01/26                                     A3/BBB+                 4,966,700

                           Puerto Rico Electric Power Authority Power
                           Revenue, Refunding Series UU
                1,000,000  4.250%, 07/01/13                                     A3/BBB+                 1,052,940

                           State of Hawaii Airport System,
                            AMT, NPFG  FGIC Insured
                7,425,000  5.750%, 07/01/13                                       A2/A                  7,751,552
                4,000,000  5.750%, 07/01/17                                       A2/A                  4,102,320
               11,000,000  5.625%, 07/01/18                                       A2/A                 11,212,300
                6,000,000  5.250%, 07/01/21                                       A2/A                  6,036,540

                           State of Hawaii Airport System,
                            AMT, Second Series,
                            Escrowed to Maturity, NPFG  Insured,
                           Collateral: U.S. Government Securities
                4,125,000  6.900%, 07/01/12                                     Aaa/AAA                 4,307,531

                           State of Hawaii Airport System,
                            Series B-AMT, NPFG  FGIC Insured
                3,000,000  8.000%, 07/01/10                                       A2/A                  3,103,230

                           State of Hawaii Harbor Capital
                           Improvement Revenue, Series
                           B-AMT, AMBAC Insured
                3,000,000  5.500%, 07/01/19                                      NR/NR*                 3,114,840

                           State of Hawaii Harbor System Revenue,
                            Series A-AMT, AGMC Insured
                2,000,000  5.250%, 07/01/15                                     Aa3/AAA                 2,156,760
                2,000,000  5.750%, 07/01/17                                     Aa3/AAA                 2,036,760
                2,215,000  5.250%, 07/01/17                                     Aa3/AAA                 2,344,090
                1,500,000  5.900%, 07/01/21                                     Aa3/AAA                 1,524,345

                           State of Hawaii Harbor System Revenue,
                           Series A-AMT
                2,415,000  4.750%, 01/01/11                                      A1/A+                  2,504,138

                           State of Hawaii Highway Revenue Prerefunded
                           to 07/01/11 @100, AGMC Insured, Collateral:
                           State & Local Government Series 100%
                1,530,000  5.375%, 07/01/14                                     Aaa/AAA                 1,640,772
                2,720,000  5.500%, 07/01/19                                     Aaa/AAA                 2,789,877
                1,110,000  5.500%, 07/01/20                                     Aaa/AAA                 1,138,516
                2,000,000  5.375%, 07/01/20                                     Aaa/AAA                 2,144,800

                           State of Hawaii Highway Revenue, Series A,
                           AGMC Insured
                1,000,000  5.000%, 07/01/20                                     Aa3/AAA                 1,061,460
                2,000,000  5.000%, 07/01/22                                     Aa3/AAA                 2,123,940

                           State of Hawaii Highway Revenue, Series B,
                           AGMC Insured
                2,000,000  5.000%, 07/01/16                                     Aa3/AAA                 2,188,240

                           State of Hawaii Housing Finance and
                           Development
                           Corporation Single
                           Family Mortgage,
                           Series B, FNMA Insured
                5,165,000  5.450%, 07/01/17                                     Aa1/AAA                 5,182,509
                5,835,000  5.300%, 07/01/28                                     Aaa/AAA                 5,849,879

                           State of Hawaii Housing Finance and
                           Development Corporation Single Family
                           Mortgage, Series A-AMT, FNMA Insured
                2,380,000  5.300%, 07/01/22                                     Aaa/AAA                 2,404,228
                8,660,000  5.400%, 07/01/29                                     Aaa/AAA                 8,676,108
                1,530,000  5.750%, 07/01/30                                     Aa1/AAA                 1,530,612
                  750,000  5.400%, 07/01/30                                     Aaa/AAA                   751,088

                           University of Hawaii Revenue, Series A
                1,000,000  4.000%, 10/01/18                                      Aa3/A+                 1,038,080

                           University of Hawaii Revenue
                2,725,000  5.500%, 10/01/22                                      Aa3/A+                 3,072,874

                           University of Hawaii Revenue, AGMC-ICC NPFG
                           Insured
                2,000,000  5.000%, 10/01/23                                     Aa3/AAA                 2,166,060

                           University of Hawaii University System
                           Revenue, FGIC Insured, Prerefunded to
                           07/12/12 @100 Collateral: State and Local
                           Government Securities
                1,650,000  5.125%, 07/15/32                                      Aa3/A+                 1,826,270

                           University of Hawaii NPFG Insured
                5,000,000  5.000%, 07/15/21                                      Aa3/A+                 5,355,750

                                                                                               -------------------
                            Total Revenue Bonds                                                       258,947,192
                                                                                               -------------------

                             Total Investments (cost $698,039,079-note b)
                           - 94.1%                                                                    728,064,396
                           Other assets less liabilities - 5.9%                                        45,901,510
                                                                                               -------------------
                           NET ASSETS - 100.0%                                                  $     773,965,906
                                                                                               ===================


                                                              Percent of
                Portfolio Distribution By Quality Rating     Investments +


                Aaa or #Aaa or VMIG1of Moody's or AAA of S&P       7.5 %

                Prerefunded bonds ++                              17.0

                Aa of Moody's                                     54.9

                 A of Moody's or underlying rating                15.2

                Baa of Moody's                                     5.0

                Not rated**                                        0.4
                                                               --------

                                                                 100.0   %
                                                               ========

+ Calculated using the Moody's rating unless otherwise noted.

++ Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

*** Fitch rating- AA
**** Underlying rating- AA

                                          PORTFOLIO ABBREVIATIONS:
        AMBAC                    American Municipal Bond Assurance Corporation
        AGMC                     Assured Guaranty Municipal Corp.
        AMT                      Alternative Minimum Tax
        CIFG                     CDC IXIS Financial Guaranty
        CR                       Custodial Receipts
        FGIC                     Financial Guaranty Insurance Co.
        FNMA                     Federal National Mortgage Association
        NPFG                     National Public Finance Guarantee
        NR                       Not Rated
        TCRS                     Transferable Custodial Receipts
        VRDO                     Variable Rate Demand Obligation

        Notes:   National   Public   Finance   Guarantee   formerly  known  as
        National-re and Assured Guaranty Municipal Corp. formerly known as Financial Security Assurance Inc. (FSA) or Assured Guaranty Corp.

                       See accompanying notes to financial
                                   statements.

                             Hawaiian Tax-Free Trust
                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $698,039,079 amounted to $30,025,317 which consisted of aggregate gross unrealized appreciation of $30,580,867 and aggregate gross unrealized depreciation of $555,550.

(c) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective April 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust's investments (details of which can be found in the Schedule of Investments), used to value the Trust's net assets as of December 31, 2009:

                                                           Investments in
 Valuation Inputs                                           Securities


 Level 1 - Quoted Prices                                   $           -

 Level 2 - Other Significant Observable
             Inputs- Municipal Bonds                       $ 728,064,396

 Level 3 - Significant Unobservable Inputs                 $           -
                                                          ----------------
 Total                                                     $ 728,064,396
                                                          ================







Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).







                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST



By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 25, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 25, 2010





By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	February 25, 2010